Investment Strategy - iShares International Country Rotation Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in securities to provide dynamic exposure to developed and emerging markets countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers economically tied to countries other than the United States and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund considers an issuer to be economically tied to a country if (1) the issuer is domiciled or maintains its principal place of business in such country, (2) the issuer’s securities are traded principally in such country (i.e., the primary listing exchange on which the securities are traded is located in such country), or (3) the issuer does a substantial amount of business in such country, which the Fund considers to be at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years. A security may be economically tied to more than one country.
The Fund generally expects to gain exposure to developed and emerging markets countries indirectly by investing in affiliated equity index ETFs. The Fund may invest in individual equity securities. In addition, the Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.
The Fund is managed as a rotation strategy, overweighting allocations to certain countries relative to the MSCI ACWI ex-US Index based on BFA’s expectations regarding each country’s future prospects. The Fund will dynamically adjust its allocations to different countries nominally on a monthly basis, but may trade at a higher or lower frequency depending on the market environment, liquidity needs, and the discretion of Fund management. The Fund relies on proprietary quantitative models as well as fundamental views that BFA believes may not be captured by the quantitative models.
The Fund invests primarily in developed and emerging markets other than the United States, but the Fund may invest up to 20% of its total assets in the securities of issuers located in the United States, either through affiliated equity index ETFs or derivatives that provide investment exposure to U.S. issuers.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).